TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and income tax expense (benefit) included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Profit (loss) before income tax expense:
Israel	(3,701)	(2,767)	1,038
Foreign jurisdictions	-	200	206
	(3,701)	(2,567)	1,244

Current tax expense (benefit):
Israel	-	-	(3)
Foreign jurisdictions	74	73	72

	74	73	69

Deferred taxes:
Israel	-	1,085	149
Foreign jurisdictions	-	-	-
	-	1,085	149

Income tax expense	74	1,158	218

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax (expense) benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	(3,701)	(2,567)	1,244

Statutory tax rates	24%	25%	26.5%

Theoretical tax expense (benefit) calculated	(888)	(642)	330

Other	574	(138)	36
Changed in liability for undistributed income of subsidiaries	29	37	38
Change in valuation allowance	(80)	(2,075)	(92)
Increase in capital loss for tax purposes	0	915	-
Change in effective on corporate tax rate	(49)	(17)	-
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries:	-	492	-
Tax benefit (expense) arising from "Beneficiating and Preferred enterprises"	296	250	(109)
Foreign tax rate differential in subsidiaries	44	20	15

Total	814	(516)	(112)

Income tax (expense) benefit	(74)	(1,158)	218

Deferred Tax Assets And Liabilities
Deferred taxes reflect the tax effects of temporary differences were been the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016
	US Dollars in thousands

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,614	2,772
Capital loss carryforwards (in Israel)	1,170	1,957
Severance benefits	28	23
Provision for vacation pay	218	202
Tax credit carryforward	1,065	926
Allowance for doubtful accounts	37	26

Total gross deferred tax assets	6,132	5,906

Less valuation allowance	(5,256)	(5,175)

Net deferred tax assets	876	731

Deferred tax liabilities:
Undistributed income of subsidiaries	(275)	(197)

Fixed assets - differences in depreciation	(601)	(534)

Total gross deferred tax liabilities	(876)	(731)